Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Lease Cost Components
The following represents the components of lease cost and other information for both operating and financing leases for the fiscal year ending December 31, 2019:

($ in millions)	Fiscal year ended
December 31, 2019
Lease Cost
Finance Lease Cost:
Amortization of right of use asset	$1.7
Interest on lease liabilities	0.5
Operating lease cost	20.5
Short-term lease cost	3.1
Variable lease cost	0.8
Sublease income	—
Total lease cost	$26.6

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$0.5
Operating cash flows from operating leases	$20.8
Financing cash flows from finance leases	$2.4
Right of use assets obtained in exchange for new finance lease liabilities	$14.1
Right of use assets obtained in exchange for new operating lease liabilities (a)	$35.9
Weighted average remaining lease term - finance leases	4 years
Weighted average remaining lease term - operating leases	6 years
Weighted average discount rate - finance leases	5.3%
Weighted average discount rate - operating leases	7.0%

(a) Several of the Company’s real property lease contracts include options to extend the lease term. During the fourth quarter of 2019, the Company reassessed the likelihood of renewal and has included $10.2 million for the renewal options for several of these operating leases in the ROU asset and lease liability because the likelihood of renewal was determined to be reasonably certain.

Schedule of Operating Lease Liability Maturities
The following table reconciles future minimum undiscounted rental commitments for operating leases to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2019 (in millions):

December 31, 2019
2020	$20.0
2021	18.2
2022	15.3
2023	11.7
2024	8.0
2025 and thereafter	24.6
Total undiscounted lease payments	$97.8
Present value adjustment	(20.1)
Operating lease liabilities	$77.7

Schedule of Finance Lease Liability Maturities
The following table reconciles future minimum undiscounted rental commitments for finance leases to the finance lease liabilities recorded on the consolidated balance sheet as of December 31, 2019 (in millions):

December 31, 2019
2020	$4.5
2021	4.2
2022	3.9
2023	2.7
2024	0.7
2025 and thereafter	—
Total undiscounted lease payments	$16.0
Present value adjustment	(1.5)
Finance lease liabilities	$14.5